Schedule of fair value of derivative hedge instrument One (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Total		R$ 2
Total	93	R$ 101
Income and Social Contribution taxes on restatement of defined benefit plans
IfrsStatementLineItems [Line Items]
Loans and financings (note 22)	(5,623)
Suppliers (Itaipu Binacional) (note 20)	(331)
Total	(5,954)
Net liabilities exposed	(5,954)
Probable Scenario [Member]
IfrsStatementLineItems [Line Items]
Loans and financings (note 22)	(5,139)
Suppliers (Itaipu Binacional) (note 20)	(303)
Total	(5,442)
Net liabilities exposed	(5,442)
Net effect of exchange rate fluctuation	512
Possible Scenario Appreciation [Member]
IfrsStatementLineItems [Line Items]
Loans and financings (note 22)	(6,429)
Suppliers (Itaipu Binacional) (note 20)	(378)
Total	(6,807)
Net liabilities exposed	(6,807)
Net effect of exchange rate fluctuation	(853)
Remote Scenario Appreciation [Member]
IfrsStatementLineItems [Line Items]
Loans and financings (note 22)	(7,709)
Suppliers (Itaipu Binacional) (note 20)	(454)
Total	(8,163)
Net liabilities exposed	(8,163)
Net effect of exchange rate fluctuation	R$ (2,209)